Consolidated Balance Sheets	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CNY
Assets
Cash and cash equivalents	$ 62,794,879	405,874,701	$ 78,398,317	506,727,524
Short-term bank deposits	4,950,878	32,000,000		60,000,000
Investments	7,736,279	50,003,441		5,493,179
Accounts receivables, net of allowance of doubtful debts of RMB27,796,553 and nil as at June 30, 2010 and 2011, respectively	258,066	1,668,007		318,776,507
Related party receivables	7,353,941	47,532,200		437,203
Inventories	958,918	6,197,967		148,738,237
Prepaid expenses and other current assets	1,946,851	12,583,468		69,754,383
Deferred tax assets				131,362
Total current assets	85,999,812	555,859,784		1,110,058,395
Investments	2,002,506	12,943,200		29,875,954
Property, plant and equipment, net	26,598,739	171,920,948		144,249,822
Intangible assets, net	6,036,859	39,019,235		29,126,595
Goodwill	15,939,593	103,025,561		56,597,146
Deposits for investment	618,860	4,000,000		4,200,000
Deposits for property, plant and equipment	114,991	743,243
Deferred tax assets				2,058,180
Total assets	137,311,360	887,511,971		1,376,166,092
Liabilities and Shareholders' Equity
Accounts payables (including accounts payables of the consolidated variable interest entities ("VIEs") without recourse to Noah of nil and RMB40,130 as of June 30, 2010 and 2011 respectively)	438,709	2,835,594		79,128,081
Other payables and accruals (including other payables, accruals of the consolidated VIEs without recourse to Noah of RMB120,935 and RMB6,578,501 as of June 30, 2010 and 2011, respectively)	5,296,947	34,236,817		55,019,736
Advances from customers	35,200	227,516		9,804,405
Income tax payables (including income tax payables of the consolidated VIEs without recourse to Noah of nil and RMB3,597,881 as of June 30, 2010 and 2011 respectively)	886,838	5,732,080		329,151
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Noah of nil and RMB7,210,725 as of June 30, 2010 and 2011, respectively)	3,159,390	20,420,720		5,517,159
Total current liabilities	9,817,084	63,452,727		149,798,532
Non-current liabilities
Deferred tax liabilities	710,071	4,589,541		2,666,030
Deferred revenue	824,190	5,327,152		6,677,960
Total non-current liabilities	1,534,261	9,916,693		9,343,990
Total liabilities	11,351,345	73,369,420		159,142,522
Commitments and contingencies
Shareholders' Equity
Ordinary Shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2010 and 2011; 37,613,701 and 36,427,851 shares issued and outstanding as of June 30, 2010 and 2011, respectively	2,290	14,799		15,195
Additional paid-in capital	161,334,529	1,042,785,726		1,049,366,056
Accumulated other comprehensive loss	(18,461,967)	(119,328,924)		(88,951,624)
Accumulated income (losses)	(23,874,476)	(154,312,678)		256,593,943
Total Noah Education Holdings Ltd. shareholders' equity	119,000,376	769,158,923		1,217,023,570
Non-controlling interest	6,959,639	44,983,628
Total equity	125,960,015	814,142,551		1,217,023,570
Total liabilities and shareholders' equity	$ 137,311,360	887,511,971		1,376,166,092